STOCK OPTIONS (Details 1) - Option [Member] - USD ($)	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Feb. 29, 2016
Options Outstanding
Outstanding at Beginning of Period	426,976	187,342
Granted	880,000	243,835
Exercised	(43,667)	0
Forfeited		534
Expired		3,667
Outstanding and expected to vest at End of Period	1,263,309	426,976
Options exercisable	328,184	187,575
Weighted Average Exercise Price
Outstanding at Beginning of Period	$ 14.45	$ 23.70
Granted	2.02	7.26
Exercised	9.66	0.00
Forfeited		8.10
Expired		10.20
Outstanding and expected to vest at End of Period	5.95	14.45
Exercisable at End of period	$ 12.39	$ 19.71
Outstanding at Beginning of Period	$ 0	$ 20,670
Outstanding and expected to vest at End of Period	0	0
Exercisable at End of period	$ 0	$ 0
Weighted Average Remaining Contractual Term
Outstanding and expected to vest at Beginning of Period	7 years 11 months 23 days	8 years 3 months 14 days
Outstanding and expected to vest at End of Period	9 years 29 days	7 years 11 months 23 days
Exercisable at End of period	7 years 7 months 10 days	6 years 6 months 18 days